RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Accrued payroll and payroll taxes	$ 30,124	$ 1,072
Employment Agreements [Member] | Mr. Joyce [Member]
Related Party Transaction [Line Items]
Annual base salary	$ 455,000
Maximum bonus compensation percentage	50.00%
Beneficial ownership target percentage	9.00%
Compensation expense	$ 453,067	496,125
Accrued payroll and payroll taxes			$ 18,542
Employee benefits	25,312	21,704
Employment Agreements [Member] | Chief Technology Officer [Member]
Related Party Transaction [Line Items]
Compensation expense	233,678	259,000
Employee benefits	$ 48,811	$ 31,126